PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment, net

	December 31,
	2024	2025
Buildings and plant	$1,221,351	$1,274,792
Machinery and equipment	2,939,696	3,073,908
Furniture, fixtures and equipment	159,058	175,776
Motor vehicles	3,564	3,708
Less: Accumulated depreciation	703,980	971,030
Less: Impairment of fixed assets	170,565	177,336
Property, plant and equipment, net	$3,449,124	$3,379,818
Construction in process	52,534	21,783
Less: Impairment of construction in process	2,448	2,546
Total	$3,499,210	$3,399,055